4. Significant Accounting Policies - Narrative (Details) - EUR (€)		12 Months Ended
	Apr. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies
Impairment loss (reversal of impairment loss) recognised in profit or loss, trade receivables		€ 0	€ 0	€ 0
Dilutive effect of loan agreements and options		0
Number of share options granted in share-based payment arrangement	240,000
Vesting period (in years)	3 years
Fair value of awards granted	€ 133,000